The Fair Value Option (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value, Option, Quantitative Disclosures

Changes in fair value for items for which the fair value option has been elected and the line items in which these changes are reported are as follows for the years ended September 30, 2014, 2013 and 2012 (in thousands):

	2014		2013		2012
	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value
Long-term loans and written loan commitments	$11,904	$11,904	$(41,160)	$(41,160)	$15,093	$15,093